Prepaid Expenses and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
VAT recoverable		¥ 15,134	$ 2,073	¥ 25,221
Prepaid expense		5,607	768	6,019
Investment buyback receivable	[1]	30,000	4,110	30,000
Loans receivable	[2]	21,700	2,973	32,535
Other receivables		2,309	317	1,213
Total		74,750	10,241	94,988
Less: allowance for credit losses		(46,335)	(6,348)	(16,335)
Prepaid expenses and other current assets, net		¥ 28,415	$ 3,893	¥ 78,653

[1]	The Company invested RMB30,000 in Yieryi for its 12% equity interest on August 17, 2021. As part of the Framework Agreement signed on December 29, 2021, one of the shareholders of Yieryi bought such equity interest back from the Company for RMB30,000. On August 25, 2023, such shareholder and his related party pledged their ownership of 1.3 million ordinary shares of the Company to ensure the recoverability of the receivable balance. On March 22, 2024, such shareholder and his related party further pledged their ownership of 2,969,114 ordinary shares of the Company to ensure the recoverability of the receivable balance. Due to uncertainty of collectability, the Company made full allowance of RMB30,000 in the year ended December 31, 2024.
[2]	(i) On October 20, 2021, the Company lent RMB8,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from October 20, 2021 to December 31, 2022 with monthly interest rate of 0.2% from October 20, 2021 to December 31, 2021 and monthly interest rate of 0.5% from January 1, 2022 to December 31, 2022,Jiada Hexin (Beijing) Technology Co., Ltd’s another shareholder pledged its 32% equity interests to the Company. The loan was extended to December 31, 2023 with monthly interest rate of 0.5% from January 1, 2023 to December 31, 2023. On April 11, 2022, the Company lent RMB7,000 to Jiada Hexin (Beijing) Technology Co., Ltd for working capital purpose. The loan was from April 11, 2022 to December 31, 2023 with monthly interest rate of 0.2% from April 11, 2022 to December 31, 2022 and monthly interest rate of 0.5% from January 1, 2023 to December 31, 2023. Due to continuous loss in Jiada, the Company fully impaired loan receivable of RMB15,000 and related interest receivable of RMB1,335 for the year ended December 31, 2023. (ii) On March 2, 2023, the Company lent RMB15,000 to Hangzhou Doujin Information Technology Co., Ltd for working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 21, 2024. (iii) On October 10, 2023, the Company lent RMB1,200 to Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its working capital purpose. The loan term was for one year with daily interest rate of 0.02%. The loan was fully repaid as of March 22, 2024. (iii) During the year ended December 31, 2024, the Company made several loans to two third parties. These loans terms were for one year with no interest. As of December 31, 2024, the loan receivable amounted to RMB5,365.